Provisions - Summary of Provisions (Detail) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure provisions [line items]
Provisions	£ 1,758	£ 2,973
Current	309	332
Non-current	1,449	2,641
Social security contributions on share options [member]
Disclosure provisions [line items]
Provisions	104	842	£ 2,288	£ 1,172
Non-current	104	842	2,288
Provision for deferred cash consideration [member]
Disclosure provisions [line items]
Provisions	1,654	2,131	2,061
Current	309	332	274
Non-current	£ 1,345	£ 1,799	£ 1,787